CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 14 – CONVERTIBLE NOTES PAYABLE

In May 2022, the Company entered into two separate but identical $300,000 (total $600,000) convertible notes payable (the “Convertible Notes”) with an interest rate of 10% per annum with two individual consultants (the “Noteholders”) to assist with services including an initial public offering preparation and listing to Nasdaq or other national exchange, assist the Company and its counsel in preparing a code of conduct and employment agreements, franchise development, and valuation increase through growth among other services. The original terms of each note include a 15% original issue discount (“OID”), 292 warrants to purchase common stock, no prepayment penalty and a maturity date of February 25, 2023.

The warrants were exercisable at $4,800 per share for five years and a cashless option and a mandatory exercise over $9,600 with no prepayment penalty. The warrants were non-exercisable for one year from issuance. The valuation assumptions used in the Black-Scholes model to determine the fair value of each warrant awarded in 2022: expected stock price volatility ranged from 40.06% to 80.17%; expected term in years 5.00 with a discount for the one-year lockout period; and risk-free interest rate 2.95%.

The Noteholder has the right, at any time on or after the issuance date and prior to the maturity date, to convert all or any portion of the then outstanding and unpaid principal plus any accrued interest thereon into shares of TruGolf Nevada’s common stock. The per share conversion price will be convertible into shares of common stock equal to 70% multiplied by the lower of (i) the volume weighted average of the closing sales price of the common stock on the date that TruGolf Nevada’s listing on the Nasdaq Global Market or other national exchange (“Uplisting”) is successfully consummated or (ii) the lowest closing price for the five trading days following the date of Uplisting, not including the Uplisting day.

In the event the Company (i) makes a public announcement that it intends to be acquired by, consolidate or merge with any other corporation or entity (other than a merger in which the Company is the surviving or continuing corporation and its capital stock is unchanged) or sell or transfer all or substantially all of the assets of the Company; or (ii) any person, group or entity (including the Company) publicly announces a tender offer to purchase 50% or more of the common stock, then the conversion price will be equal to the lower of the conversion price and a 25% discount to the announced acquisition provided, that, the conversion will never be less than a price that is the lower of (iii) the closing price (as reflected on Nasdaq.com) immediately preceding the signing of these notes; or (iv) the average closing price of the Company’s common stock (as reflected on Nasdaq.com) for the five trading days immediately preceding the signing of these notes.

In 2022 and at the time off issuance, the Company elected to follow the relative fair value method to allocate the proceeds to the warrants, OID, and convertible notes (collectively the “Financial Instruments”). Total estimated fair value of the Financial Instruments was $1,387,060. The pro-rata allocation of the $450,000 total proceeds was $282,109 to the warrants, $21,899 to the OID and $145,992 to the convertible notes. The fair value of the warrants exceeded the pro-rata allocation of proceeds to the warrants and the convertible notes by $445,032, which the Company recorded as interest expense at the time of issuance.

Based on an estimated 70% discounted conversion price, the Company recorded $192,857 in interest expense and a corresponding increase in the notes payable. The Company has elected to account for the convertible notes at fair market value. The fair market value will be adjusted at each reporting period. The total outstanding balance for each convertible note as of December 31, 2022, was $225,000 (total $450,000) and accrued interest was $16,480. In March 2023, we extended each note’s maturity to July 31, 2023 and increased each note’s borrowing limit to $375,000.

In July 2023, the Company and Convertible Noteholders entered into Warrant Cancellation Agreements, whereby the warrants were canceled when the Merger (business combination) with Deep Medicine Acquisition Corp. was completed. Also in July 2023, the convertible notes were modified whereby the maturity date was extended by up to an additional eight months (February 29, 2024), to be in two extensions of four months each. Five days prior to the extension deadline the Company was to issue 9,000 shares (total 18,000 shares if the Company elects the two extensions) of TruGolf Nevada’s stock. The Company did elect the extension. The Company has not issued the shares as of the date of this filing.

There was zero OID related to the Convertible Notes remaining as of December 31, 2024 and 2023, and there was no OID interest expense or amortization recorded during the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the balance of the Convertible Notes was $0 and $954,622, respectively. The Convertible Notes were paid off in connection with the November 7, 2024, funding of the additional PIPE Convertible Notes referenced in Note 11. The extinguishment of one of the convertible notes resulted in extinguishment accounting. See Note 11 – PIPE Convertible Notes for additional details.